UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2017

Date of reporting period: January 31, 2017

Item 1.	Schedule of Investments

Schedule of Investments	FMC Strategic Value Fund

January 31, 2017	(Unaudited)

	Shares	Value (000)

Common Stock (75.4%)

Airlines (3.0%)
Southwest Airlines	69,835	$3,653

Automotive (3.1%)
Horizon Global*	193,475	3,786

Aviation (3.6%)
Fly Leasing Ltd. ADR*	320,130	4,396

Banks (3.0%)
Citigroup	65,000	3,629

Basic Industry (0.7%)
Mueller Industries	23,100	930

Energy (0.8%)
Range Resources	30,000	970

Health Care (4.8%)
Capital Senior Living*	356,300	5,939

Homebuilding (2.4%)
New Home*	285,000	2,975

Industrial/Manufacturing (12.4%)
Actuant, Cl A	34,500	902
Alamo Group	64,898	4,908
AZZ	70,000	4,169
TriMas*	243,300	5,183

		15,162

Media (3.1%)
Viacom, CI B	90,000	3,793

Miscellaneous Conglomerate (10.9%)
Brookfield Asset Management, CI A	175,000	6,051
Dundee, CI A*(1)	769,450	3,187
Onex	60,000	4,183

		13,421

Miscellaneous Consumer (14.0%)
HRG Group*	441,500	7,431
Newell Brands	116,370	5,508
Prestige Brands Holdings*	80,000	4,221

		17,160

Paper (2.1%)
Neenah Paper	31,000	2,547

Retail-Restaurants (4.3%)
Carrols Restaurant Group*	364,050	5,224

Services (3.6%)
CBIZ*	334,300	4,379

Transportation Equipment (3.6%)
AMERCO	11,815	4,450

Total Common Stock (Cost $69,371)		92,414

Schedule of Investments	FMC Strategic Value Fund

January 31, 2017	(Unaudited)

	Shares	Value (000)

Short-Term Investment (24.9%)
Dreyfus Treasury Prime Cash Management Fund, CI I, 0.350%(2) (Cost $30,530)	30,530,386	$30,530

Total Investments (100.3%) (Cost $99,901)†		$122,944

Percentages are based on Net Assets (in thousands) of $122,534.

* Non-income producing security.

(1) Security is traded on a foreign stock exchange.

(2) The rate shown is the 7-day effective yield as of January 31, 2017.

ADR — American Depositary Receipt

CI — Class

Ltd. — Limited

† As of January 31, 2017, the tax basis cost of the Fund’s investments was $99,901 (in thousands) and the unrealized appreciation (depreciation) (in thousands) were $25,843 and $(2,800), respectively.

As of January 31, 2017, all of the investments for the Fund are Level 1, in accordance with the fair value hierarchy.

During the period ended January 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2017, the Fund did not hold any Level 3 securities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

FMC-QH-002-2700

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 31, 2017